Accounts Receivable, Net	12 Months Ended
Dec. 31, 2022
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

As of December 31, 2021 and 2022, accounts receivable consisted of the following:

	December 31, 2021	December 31, 2022
Accounts receivable – gross	$63,770	$99,040
Allowance for doubtful accounts	(635)	(1,006)
Accounts receivables, net	$63,135	$98,034

The Company reversed bad debt expense of $1,126 and $268 for the year ended December 31, 2020 and 2021, respectively, and recorded $440 of bad debt expense for the year ended December 31, 2022.